RELATED PARTIES - Summary of Balances and Transactions With Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Trade accounts receivable	$ 291.1	$ 322.8
Other assets	683.0	436.1
Cash and cash equivalents	1,949.8	1,563.0
Contract assets	562.0	624.1
Other payables	958.4	521.0
Contract liabilities	3,435.1	3,284.6
Total for all related parties
Disclosure of transactions between related parties [line items]
Trade accounts receivable	13.0	11.4
Other assets	313.2	178.5
Cash and cash equivalents	230.4	511.8
Contract assets	248.0	263.5
Loans and financing	356.1	463.8
Other payables	28.3	15.0
Contract liabilities	90.7	83.4
Total for all related parties | Águas Azuis Construção Naval SPE Ltda.
Disclosure of transactions between related parties [line items]
Trade accounts receivable	5.8	4.3
Other assets	21.5
Contract assets	0.8	0.3
Contract liabilities	15.0	17.9
Total for all related parties | Banco do Brasil S.A.
Disclosure of transactions between related parties [line items]
Other assets	140.2	1.1
Cash and cash equivalents	230.4	511.8
Total for all related parties | Banco Nacional de Desenvolvimento Econômico e Social – BNDES
Disclosure of transactions between related parties [line items]
Loans and financing	338.3	463.8
Total for all related parties | Comando da Aeronáutica (Brazilian Air Force)
Disclosure of transactions between related parties [line items]
Trade accounts receivable	6.3	5.7
Contract assets	241.9	251.7
Other payables		15.0
Contract liabilities	38.7	51.0
Total for all related parties | Exército Brasileiro (Brazilian Army)
Disclosure of transactions between related parties [line items]
Trade accounts receivable		0.1
Contract assets	5.1	10.5
Contract liabilities	19.2	9.0
Total for all related parties | EZ Air Interior Limited
Disclosure of transactions between related parties [line items]
Other assets	25.3	23.8
Total for all related parties | FINEP
Disclosure of transactions between related parties [line items]
Loans and financing	17.8
Total for all related parties | Governo Brasileiro - Bonds (Brazilian government -Bonds)
Disclosure of transactions between related parties [line items]
Other assets	126.2	153.6
Total for all related parties | Marinha do Brasil (Brazilian Navy)
Disclosure of transactions between related parties [line items]
Contract assets	0.2	1.0
Contract liabilities	17.8	5.5
Total for all related parties | Nidec Aerospace, LLC.
Disclosure of transactions between related parties [line items]
Trade accounts receivable	$ 0.9	$ 1.3